Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2019
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of the Parent Company
22.	Condensed financial information of the parent company

Rules 12-04(a) and 4-08(e)(3) of Regulation S-X require condensed financial information as to the financial position, cash flows and results of operations of a parent company as of and for the same periods for which the audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries together exceed 25% of consolidated net assets as of the end of the most recently completed fiscal year.

The following condensed financial statements of the Parent Company have been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the Parent Company used the equity method to account for its investment in its subsidiaries. Such investment is presented on the separate condensed balance sheets of the Parent Company as “Receivables from subsidiaries”. The Parent Company, its subsidiaries were included in the consolidated financial statements whereby the inter-company balances and transactions were eliminated upon consolidation. The Parent Company’s share of loss from its subsidiaries is reported as “share of loss from subsidiaries” in the condensed financial statements.

The Parent Company is a Cayman Islands company and, therefore, is not subjected to income taxes for all years presented. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with US GAAP have been condensed or omitted.

As of December 31, 2018 and 2019, there were no material commitments or contingencies, significant provisions for long-term obligations or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

As the Group’s business was operated through Hangzhou Canaan prior to the Parent Company being incorporated in 2018, no Parent Company financial information of 2017 is presented. The consolidated financial statements have been prepared as if the equity structure of the Parent Company had been in existence throughout the periods, but 100% of consolidated net assets and all of results of operations for the year ended December 31, 2017 were restricted.

Condensed Financial Information of the Parent Company

CONDENSED BALANCE SHEETS

	As of December 31,
	2018	2019
	RMB	RMB	US$ (Note 2(e))
ASSETS
Current assets:
Cash and cash equivalents	—	14	2
Receivables from subsidiaries	240,978	692,781	99,512
Total current assets	240,978	692,795	99,514
Total assets	240,978	692,795	99,514
LIABILITIES AND SHAREHOLDERS’ EQUITY
Total liabilities	—	—	—
Shareholders’ equity:
Ordinary shares (US$0.00000005 par value; 1,000,000,000,000 shares authorized, 2,000,000,000 and 2,372,222,222 shares issued and 1,948,376,000 and 2,350,123,270 (including 1,993,498,826 Class A and 356,624,444 Class B) shares outstanding as of December 31, 2018 and 2019, respectively)	1	1	—
Subscriptions receivable from shareholders	(1)	(1)	—
Treasury stocks (US$0.00000005 par value; 51,624,000 and 22,098,952 shares as of December 31, 2018 and 2019, respectively)	—	—	—
Additional paid-in capital	154,970	1,631,609	234,366
Statutory reserves	97,307	97,307	13,977
Accumulated other comprehensive loss	(65,230)	(55,542)	(7,978)
Retained earnings (accumulated deficit)	53,931	(980,579)	(140,851)
Total shareholders’ equity	240,978	692,795	99,514
Total liabilities and shareholders’ equity	240,978	692,795	99,514

CONDENSED STATEMENTS OF COMPREHENSIVE LOSS

	For the period from the inception to December 31, 2018	For the year ended December 31, 2019
	RMB	RMB	US$ (Note 2(e))
Operating expenses:
Research and development expenses	(7,208)	(22,465)	(3,227)
Sales and marketing expenses	(797)	(358)	(51)
General and administrative expenses	(5,850)	(247,426)	(35,541)
Loss from operations	(13,855)	(270,249)	(38,819)
Interest income	—	5	1
Share of loss from subsidiaries	(526,370)	(764,266)	(109,780)
Net loss	(540,225)	(1,034,510)	(148,598)
Foreign currency translation adjustment, net of nil tax	(65,230)	9,688	1,392
Total comprehensive loss	(605,455)	(1,024,822)	(147,206)

CONDENSED STATEMENTS OF CASH FLOWS

	For the period from the inception to December 31, 2018	For the year ended December 31, 2019
	RMB	RMB	US$ (Note2(e))
Cash flows from operating activities
Net cash used in operating activities	—	(39)	(6)
Cash flows from investing activities
Increase in receivables from subsidiaries	—	(1,252,029)	(179,843)
Net cash used by investing activities	—	(1,252,029)	(179,843)
Cash flows from financing activities
Proceeds from issuance of ordinary shares	—	669,559	96,176
Proceeds from issuance of ordinary shares upon IPO	—	582,449	83,664
Net cash provided by financing activities	—	1,252,008	179,840

Net increase in cash and cash equivalents	—	(60)	(9)
Effect of exchange rate changes on cash	—	74	11
Cash and cash equivalents, beginning of year	—	—	—
Cash and cash equivalents, end of year	—	14	2